Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Interest income:
Loans, including fees (Note 4)		¥ 2,023,649	¥ 2,054,338	¥ 1,981,274
Deposits in other banks		78,735	82,654	64,270
Investment securities:
Interest		235,638	254,214	252,149
Dividends		135,506	133,828	131,593
Trading account assets		455,860	422,080	400,020
Call loans and funds sold		11,023	10,450	11,181
Receivables under resale agreements and securities borrowing transactions		50,356	48,174	54,158
Total		2,990,767	3,005,738	2,894,645
Interest expense:
Deposits		347,430	350,335	300,692
Call money and funds purchased		1,791	8,802	7,287
Payables under repurchase agreements and securities lending transactions		80,598	45,201	41,294
Due to trust account		207	505	504
Other short-term borrowings and trading account liabilities		61,137	54,572	60,452
Long-term debt		278,476	284,949	252,955
Total		769,639	744,364	663,184
Net interest income		2,221,128	2,261,374	2,231,461
Provision for credit losses (Note 4)		253,688	231,862	86,998
Net interest income after provision for credit losses		1,967,440	2,029,512	2,144,463
Non-interest income:
Fees and commissions income (Note 28)		1,414,893	1,475,872	1,400,980
Foreign exchange gains (losses)-net (Note 29)		(134,885)	192,086	(113,073)
Trading account profits (losses)-net (Notes 29 and 32)		(639,184)	276,654	1,148,661
Investment securities gains-net (Note 3)	[1]	281,158	232,259	154,687
Equity in earnings of equity method investees-net (Note 14)		197,821	176,857	172,946
Gains on sales of loans (Note 4)		13,286	12,293	15,027
Other non-interest income (Note 21)		63,617	41,669	65,850
Total		1,196,706	2,407,690	2,845,078
Non-interest expense:
Salaries and employee benefits (Note 13)		1,096,797	1,158,896	1,097,452
Occupancy expenses-net (Notes 5 and 27)		176,819	182,782	168,780
Fees and commissions expenses		273,675	285,387	248,136
Outsourcing expenses, including data processing		258,345	244,734	241,650
Depreciation of premises and equipment (Note 5)		99,774	99,680	108,659
Amortization of intangible assets (Note 6)		227,942	237,342	222,353
Impairment of intangible assets (Note 6)		5,803	117,726	677
Insurance premiums, including deposit insurance		91,881	91,854	115,451
Communications		55,274	58,314	54,712
Taxes and public charges		94,047	93,734	96,627
Impairment of goodwill (Note 6)		6,638	333,719	3,432
Provision (credit) for off-balance sheet credit instruments		106,556	(185)	876
Other non-interest expenses (Notes 4, 5, 21 and 27)		398,052	370,549	368,080
Total		2,891,603	3,274,532	2,726,885
Income before income tax expense		272,543	1,162,670	2,262,656
Income tax expense (Note 7)		94,453	369,432	666,020
Net income before attribution of noncontrolling interests		178,090	793,238	1,596,636
Net income (loss) attributable to noncontrolling interests (Note 21)		(24,590)	(9,094)	65,509
Net income attributable to Mitsubishi UFJ Financial Group		202,680	802,332	1,531,127
Income allocated to preferred shareholders:
Cash dividends paid				8,970
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 202,680	¥ 802,332	¥ 1,522,157
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 23):
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		¥ 14.93	¥ 57.78	¥ 107.81
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group		14.68	57.51	107.50
Cash dividend per common share		¥ 18.00	¥ 18.00	¥ 18.00
Weighted average common shares outstanding		13,574,314	13,885,842	14,118,469
Weighted average diluted common shares outstanding		13,584,885	13,903,316	14,137,645

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥3,429 million, ¥937 million and ¥706 million; Other comprehensive income-net by ¥84 million, ¥26 million and ¥35 million; Total credit losses by ¥3,513 million, ¥963 million and ¥741 million, for the twelve months ended March 31, 2015, 2016 and 2017, respectively.